Share capital (Details) - USD ($)		12 Months Ended
	Jan. 25, 2024	Mar. 31, 2024	Mar. 31, 2023
Share capital
Number of shares issued		13,390,659	0
Number of shares outstanding		13,390,659	0
Issuance of shares, reverse takeover transaction (in shares)		150,000
share price		$ 4.79
Gain on debt settlement		$ 281,500
Services rendered		$ 1,000,000
Psyence Group Inc
Share capital
Issuance of shares, reverse takeover transaction (in shares)	5,000,000	5,000,000
NCAC
Share capital
Issuance of shares, reverse takeover transaction (in shares)	446,000
Consideration shares issued to NCAC shareholders	7,794,659
Accounts payable	$ 2,136,340
share price	$ 4.79
Third party advisors
Share capital
Consideration shares issued to NCAC shareholders	596,000